Common and Preferred Stock, Additional Paid-In Capital and Dividends, Issuance of Common Stock and Warrants as Part of June 2022 Registered Direct Offering (Details) - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Oct. 07, 2022	Jun. 03, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 06, 2022	Jun. 30, 2022
Issuance of Common Stock and Warrants [Abstract]
Gross proceeds			$ 12	$ 4,556	$ 0
Expenses incurred related to offering			$ 1,260	$ 1,671	$ 0
Pre-Funded Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Offering price (in dollars per share)		$ 120
Warrants issued (in shares)		9,603,000
Number of securities called by warrants (in shares)							40,012
Exercise price (in dollars per share)		$ 0.024
June 2022 Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Warrants issued (in shares)		14,303,000
Number of securities called by warrants (in shares)							59,595
Term of warrant			5 years
Gross proceeds	$ 4,827
Exercise price (in dollars per share)						$ 120	$ 120
June 2022 Registered Direct Offering [Member]
Issuance of Common Stock and Warrants [Abstract]
Shares registered under direct offering (in shares)		19,583
Offering price (in dollars per share)		$ 120
Gross proceeds		$ 7,151
Expenses incurred related to offering		$ 544